Investment in associates (Tables)	12 Months Ended
Dec. 31, 2023
Investments accounted for using equity method [abstract]
Schedule of investments in associates

	Calibre	BeMetals	Total
	$	$	$

Balance at December 31, 2021	93,728	10,508	104,236
Share of net income (loss)	12,416	(2,233)	10,183
Gain on dilution	5,630	—	5,630
Balance at December 31, 2022	111,774	8,275	120,049
Share of net income (loss)	20,122	(251)	19,871
Impairment	—	(4,885)	(4,885)
Loss on dilution	(943)	—	(943)
Balance at December 31, 2023	130,953	3,139	134,092